DERIVATIVE LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Derivative Liabilities
DERIVATIVE LIABILITIES	NOTE 19 — DERIVATIVE LIABILITIES There are no changes in composition nor any adjustments recognized in the current period relating to derivative liabilities effected in prior periods.

NOTE 21 — DERIVATIVE LIABILITIES

Derivative liabilities as of December 31, 2022 consist of the following:

As of December 31, 2022
Options	$24,041,198
Contingent consideration	12,447,396
$36,488,594

To account for the Options and Top Up Consideration for the acquisitions the Company used the following income approach valuation methods:

Top Up Consideration (excluding Revealed Films) and Call Option: The fair values of each were determined utilizing monte carlo simulations to simulate the potential payoffs.  A monte carlo simulation is a problem-solving technique used to approximate the probability of certain outcomes by running multiple trial runs, called simulations, using random variables.

Put Option: The fair value of the put option was determined using a closed-form option pricing model commonly referred to as the Black-Scholes option pricing model.

Revealed Films Top Up Consideration: The fair value was determined utilizing a present value technique involving a discounted cash flow analysis.

The Company utilized an independent third-party to determine the fair value of the fair value of the contingent earn outs and the fair value of options. A reconciliation of derivative liabilities for the year ended December 31, 2022 is as follows:

Options

	Acquisition Value	Adjustments	Closing Value
PIN	$10,100,000	$12,250,000	$22,350,000
ESQ	451,000	1,240,198	1,691,198
	$10,551,000	$13,490,198	$24,041,198

The company has recorded the derivative liability for issuance of options as follows:

The company has issued a call option to the seller of Property Investors Network which allows the seller to exercise the call option to repurchase the company from the buyer, if the value of Company’s shares held by the seller is below GBP 10.2 million. To repurchase the company the Genius Group shares held by the seller, Simon Zushi, must be transferred back to the Company, the seller must pay back £3 million to Genius Group, less any cash taken out of Property Investors Network by Genius Group during the period commencing on the acquisition closing date and ending on the call completion date. The validity of such option is one year from the first anniversary of the acquisition close date. The change in the fair value of the call option is recorded as a gain or loss to Revaluation adjustment of contingent liabilities on the Statement of Operations and Comprehensive Loss during the year 2022.

The company has also issued a put option to the seller of E-Squared Enterprises Ltd which allows the seller to exercise the put option in return for the cash consideration, if the Company’s shares trade below $5.81 ($34.87 pre-split) at the agreed value of $1,907,598 at any given point of time from the date of commencement to two years. The change in the fair value of the put option is recorded as a gain or loss to revaluation adjustment of contingent liabilities on the Statement of Operations and Comprehensive Loss during the year 2022.

Contingent Consideration

	Acquisition Value	Adjustments	Closing Value
RF	$10,380,396	$-	$10,380,396
UAV	1,017,000	191,000	1,208,000
PIN	701,000	158,000	859,000
	$12,098,396	$349,000	$12,447,396

The company has recorded contingent consideration related to the acquisition companies. The company has agreed to pay the additional consideration to the seller of each companies listed on the table above upon achieving the pre-agreed milestones. The change in the fair value of contingent consideration is recorded as gain or loss to revaluation adjustment of contingent liabilities on the Statement of Operations and Comprehensive Loss during the year 2022. The details of each contingent considerations are as follows:

Revealed Films – The company has agreed to pay top up consideration of 1.5X the difference between the revenue in 2023, 2024 and 2025 if the revenue growth is higher than $7 million and a profit of at least 7%. The revenue growth is calculated as revenue during the year minus $7 million or previous year’s revenue if the target was met. The consideration will be paid by issuing Company shares in the assigned ratio for each of the sellers.

University of Antelope Valley – The company has agreed to the seller of UAV if the amount of UAV’s total revenue in 2022, 2023 and 2024 is an increase over $9 million during each of the year or subsequent year’s total revenue, then the purchaser shall pay an additional cash of an amount equal to the total revenue minus $9 million or previous year’s revenue multiplied by two. The consideration is payable in cash.

Property Investors Network – The company has agreed to pay the top up consideration if the 2x revenue or 10x EBITDA in 2022, 2023 or 2024 exceeds the purchase price or the previous year’s consideration; the difference between the value will be paid in additional consideration by 90% in shares and 10% in cash.

E-Squared Enterprises – The company has agreed to pay top up consideration for the year 2022 and 2023 for the positive difference between 2x annual revenue or 10x EBITDA for the financial year minus the hurdle amount which is the revenue or EBITDA for the previous year.